INTANGIBLE ASSETS, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 3,180	¥ 2,705	¥ 1,145
Expected amortization expense of intangible assets in next twelve months	3,600
Expected amortization expense of intangible assets year two	3,573
Expected amortization expense of intangible assets year three	3,545
Expected amortization expense of intangible assets year four	3,487
Expected amortization expense of intangible assets year five	3,352
Expected amortization expense of intangible assets thereafter	427
Impairment loss on intangible assets	¥ 0	¥ 0	¥ 0